Summary of Significant Accounting Policies (Details) - Schedule of inventories consisted - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventories Consisted [Abstract]
Raw material and supplies	$ 1,302,500	$ 1,499,030
Work in progress	9,711,069	5,167,882
Finished goods
Total inventories	$ 11,013,569	$ 6,666,912